NET CAPITAL REQUIREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
NET CAPITAL REQUIREMENTS
NET CAPITAL REQUIREMENTS
16.	NET CAPITAL REQUIREMENTS

The Company operates four registered broker-dealers that are subject to the SEC Uniform Net Capital Rule (Rule 15c3-1). This requires the Company to maintain certain minimum net capital requirements. As of June 30, 2025 and December 31, 2024, all broker-dealers had net capital in excess of the required minimums.

23.NET CAPITAL REQUIREMENTS

The Company operates four registered broker-dealers that are subject to the SEC Uniform Net Capital Rule (Rule 15c3-1). This requires the Company to maintain certain minimum net capital requirements. At December 31, 2024 and 2023, all broker-dealers had net capital in excess of the required minimums.